Basis of Presentation and Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Property, Plant and Equipment [Line Items]
Estimated useful life		3 years
Percentage of assets liabilities revenues and expenses of foreign subsidiaries		10.00%
Foreign financial institutions, deposits		$ 1,210	$ 581
Capitalized costs		0	0
Operating lease right of use asset		0	230	$ 6,700
Decrease in additional paid in capital and accumulated deficit			11,144
Operating lease liability				6,400
Deferred rent liability				$ 143
Sales and marketing
Property, Plant and Equipment [Line Items]
Advertising expense		$ 2,076	194
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life		5 years
Foreign Subsidiaries
Property, Plant and Equipment [Line Items]
Liabilities		$ 3,932	4,388
Intercompany payables		$ 5,494	$ 5,057
Internal-use software
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years